Provisions and other long-term liabilities (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Provisions and other long-term liabilities [Line Items]
Payments in respect of controversaries settlements	$ 3,389,000
Provision for fiscal controversies [Member]
Disclosure Of Provisions and other long-term liabilities [Line Items]
Other provisions		$ 5,636,000